Investments (Sales or Disposals and Impairments of Fixed Maturity and Equity Securities) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Components of Sales or Disposals of Fixed Maturity and Equity Securities
Proceeds	$ 11,126	$ 6,729	$ 11,824
Gross investment gains	208	195	191
Gross investment losses	(140)	(45)	(123)
Total OTTI losses recognized in earnings:
Total OTTI losses recognized in earnings	(25)	(58)	(55)
Net investment gains (losses)	43	92	13
Credit-Related [Member]
Total OTTI losses recognized in earnings:
Total OTTI losses recognized in earnings	(17)	(42)	(38)
Other Other Than Temporary Investment Losses [Member]
Total OTTI losses recognized in earnings:
Total OTTI losses recognized in earnings	(8)	(16)	(17)
Fixed maturity securities [Member]
Components of Sales or Disposals of Fixed Maturity and Equity Securities
Proceeds	11,051	6,690	11,634
Gross investment gains	189	186	182
Gross investment losses	(131)	(41)	(101)
Total OTTI losses recognized in earnings:
Total OTTI losses recognized in earnings	(20)	(49)	(47)
Net investment gains (losses)	38	96	34
Fixed maturity securities [Member] | Credit-Related [Member]
Total OTTI losses recognized in earnings:
Total OTTI losses recognized in earnings	(17)	(42)	(38)
Fixed maturity securities [Member] | Other Other Than Temporary Investment Losses [Member]
Total OTTI losses recognized in earnings:
Total OTTI losses recognized in earnings	(3)	(7)	(9)
Equity Securities [Member]
Components of Sales or Disposals of Fixed Maturity and Equity Securities
Proceeds	75	39	190
Gross investment gains	19	9	9
Gross investment losses	(9)	(4)	(22)
Total OTTI losses recognized in earnings:
Total OTTI losses recognized in earnings	(5)	(9)	(8)
Net investment gains (losses)	5	(4)	(21)
Equity Securities [Member] | Credit-Related [Member]
Total OTTI losses recognized in earnings:
Total OTTI losses recognized in earnings	0	0	0
Equity Securities [Member] | Other Other Than Temporary Investment Losses [Member]
Total OTTI losses recognized in earnings:
Total OTTI losses recognized in earnings	$ (5)	$ (9)	$ (8)